GENERAL INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended			4 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	[1]	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	[1]
Disclosure of general information [line items]
Other operating gains / (losses)	$ 0	$ 0			$ 350	$ 0
Ericsson
Disclosure of general information [line items]
Other operating gains / (losses)				$ 350

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.